Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related party transactions	The following table breaks out the components of the Services Agreement net expenses, by Segment for the years ended December 31, 2019 and 2018:

	Years Ended December 31,
	2019			2018
	Corporate	Other (1)	Total	Corporate	Other (1)	Total
Allocated to HC2 by HCP
Office space	$1.8	$0.8	$2.6	$2.0	$1.2	$3.2
Administrative salaries and benefits	0.1	0.0	0.1	0.4	0.1	0.5
Other shared overhead	—	—	—	0.1	0.0	0.1
Total Expenses	1.9	0.8	2.7	2.5	1.3	3.8

Charged back to HCP by HC2
Administrative salaries and benefits	0.2	0.0	0.2	—	—	—
Other shared overhead	0.1	0.0	0.1	—	—	—
Total Income	0.3	0.0	0.3	—	—	—

Net related party activity	$1.6	$0.8	$2.4	$2.5	$1.3	$3.8

(1) Other in the above table represent certain entities within our Broadcasting, Life Sciences and Insurance segments.
A summary of transactions, as included in Discontinued Operations, with such equity method investees and balances outstanding are as follows (in millions):

	Years Ended December 31,
	2019	2018
Net revenue	$6.4	$21.8
Operating expenses	$1.0	$4.8
Interest expense	$1.0	$1.3

	December 31,
	2019	2018
Accounts receivable	$1.2	$5.0
Long-term obligations	$22.5	$28.5
Accounts payable	$0.1	$2.2
Dividends	$4.5	$25.8